PROPERTY, EQUIPMENT AND SOFTWARE (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
Property, equipment and software
Less: accumulated depreciation and amortization			¥ (1,658)		¥ (2,124)
Total net book value	$ 854		5,616		5,872
Depreciation	$ 79	¥ 546	490	¥ 461
Buildings
Property, equipment and software
Original value			5,162		5,418
Computer equipment
Property, equipment and software
Original value			926		1,145
Website-related equipment
Property, equipment and software
Original value			638		771
Furniture and fixtures
Property, equipment and software
Original value			233		292
Software
Property, equipment and software
Original value			167		215
Leasehold improvements
Property, equipment and software
Original value			140		146
Construction in progress
Property, equipment and software
Original value			¥ 8		¥ 9